Related party transactions and balances (Tables)	6 Months Ended
Mar. 31, 2026
Related Party Transactions [Abstract]
Schedule of related parties and relationships with the Company

The table below sets forth the major related parties and their relationships with the Company as of March 31, 2026 and September 30, 2025:

Name of related parties	Relationship with the Company
Desfran Consulting DMCC	Controlled by the Company’s shareholder, Desmond Foo
Desmond Foo	Company’s shareholder